Expense Example (Invesco V.I. Capital Development Fund, Series I shares, Invesco V.I. Capital Development Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Capital Development Fund | Series I shares, Invesco V.I. Capital Development Fund
Example
Expense Example, By Year, Column [Text]	Series I
1 Year	$ 111
3 Years	347
5 Years	601
10 Years	$ 1,329